Finance income and costs - Schedule of Finance Income and Costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Finance Income And Costs Abstract
Interest expense on bank borrowings	¥ (521)	¥ (948)	¥ (4,105)
Interest expense on other borrowings	(1,485)	(2,986)	(4,511)
Interest expense on lease liabilities	(6,743)	(4,783)	(5,858)
Finance costs	(8,749)	(8,717)	(14,474)
Interest income on short-term bank deposits	138	404	78
Finance costs – net	¥ (8,611)	¥ (8,313)	¥ (14,396)